Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
Alumina Ltd.	1,251,454	$1,421,532
APA Group	1,206,483	8,625,539
Aristocrat Leisure Ltd.	588,590	9,822,569
ASX Ltd.	197,886	10,565,290
Aurizon Holdings Ltd.	2,033,725	6,244,641
BlueScope Steel Ltd.	525,606	3,527,171
Brambles Ltd.	1,597,662	11,589,563
Caltex Australia Ltd.	250,866	4,092,910
CIMIC Group Ltd.	97,944	1,580,014
Coca-Cola Amatil Ltd.	518,172	2,944,666
Cochlear Ltd.	66,121	7,986,898
Coles Group Ltd.	1,367,698	13,888,150
Computershare Ltd.	499,652	3,984,348
Crown Resorts Ltd.	369,710	2,393,866
CSL Ltd.	462,954	93,790,030
Dexus	1,126,673	6,756,717
Flight Centre Travel Group Ltd.	89,201	641,815
Goodman Group	1,682,340	14,483,779
GPT Group (The)	1,991,761	5,515,946
Incitec Pivot Ltd.	1,641,927	2,569,178
Insurance Australia Group Ltd.	2,359,472	8,928,635
James Hardie Industries PLC	452,182	6,637,297
Lendlease Group	571,599	4,625,432
Macquarie Group Ltd.	344,537	23,156,851
Magellan Financial Group Ltd.	130,325	4,353,220
Medibank Pvt Ltd.	1,830,427	3,235,628
Mirvac Group	4,022,553	5,899,187
Newcrest Mining Ltd.(a)	785,724	14,166,949
Oil Search Ltd.	1,686,103	3,366,870
Orica Ltd.	411,024	4,822,226
Qantas Airways Ltd.	746,931	1,887,601
QBE Insurance Group Ltd.	1,484,813	8,214,306
Ramsay Health Care Ltd.	182,367	7,475,364
REA Group Ltd.	53,793	3,135,484
Santos Ltd.	1,810,394	5,855,209
Seek Ltd.	341,920	3,897,316
Sonic Healthcare Ltd.	463,853	8,257,184
Sydney Airport	1,131,576	4,667,310
Tabcorp Holdings Ltd.	2,064,763	4,352,797
Telstra Corp. Ltd.	4,256,416	8,499,361
TPG Telecom Ltd.	132,106	636,565
Transurban Group	2,779,605	25,113,344
Treasury Wine Estates Ltd.	721,649	4,795,506
Washington H Soul Pattinson & Co. Ltd.	122,365	1,485,283
Wesfarmers Ltd.	754,294	18,612,691
WiseTech Global Ltd.	146,367	1,781,414
Woolworths Group Ltd.	1,287,925	30,144,564
Worley Ltd.	344,869	2,032,072

		432,460,288

Austria — 0.1%
Verbund AG	69,582	3,152,176

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	778,429	35,707,439
Colruyt SA	28,203	1,687,252
Galapagos NV(b)	46,015	10,155,645
Telenet Group Holding NV	48,438	2,020,302
UCB SA	129,222	11,823,987

Security	Shares	Value

Belgium (continued)
Umicore SA	202,245	$8,730,061

		70,124,686

Denmark — 3.8%
AP Moller-Maersk A/S, Class B, NVS	4,279	4,253,461
Carlsberg A/S, Class B	109,365	13,787,346
Chr Hansen Holding A/S	107,835	9,290,975
Coloplast A/S, Class B	121,462	19,207,355
Demant A/S(b)	110,230	2,634,100
DSV Panalpina A/S	216,124	22,295,775
Genmab A/S(b)	66,448	15,976,243
H Lundbeck A/S	69,309	2,524,805
Novo Nordisk A/S, Class B	1,804,945	115,097,328
Novozymes A/S, Class B	218,301	10,692,843
Orsted A/S(c)	193,211	19,529,186
Pandora A/S	102,183	3,629,326
Tryg A/S	123,649	3,273,390
Vestas Wind Systems A/S	193,247	16,632,978

		258,825,111

Finland — 1.1%
Elisa OYJ	94,473	5,736,724
Fortum OYJ	295,128	4,897,293
Kone OYJ, Class B	347,028	21,027,116
Metso OYJ	107,597	2,985,165
Neste OYJ	432,583	15,318,216
Nokia OYJ	5,770,249	21,008,188

		70,972,702

France — 10.8%
Accor SA	181,356	5,029,544
Aeroports de Paris	30,268	2,963,837
Air Liquide SA	482,158	61,313,291
Airbus SE(b)	595,327	37,741,324
Alstom SA	194,934	7,976,778
BioMerieux	42,950	5,329,986
Bollore SA	901,123	2,390,514
Bureau Veritas SA	300,348	6,230,713
Capgemini SE	162,689	15,278,288
Danone SA	629,002	43,582,711
Dassault Aviation SA	2,647	2,159,948
Dassault Systemes SE	134,325	19,648,698
Edenred	248,651	10,014,214
Eiffage SA	80,760	6,607,694
EssilorLuxottica SA	289,411	35,709,129
Eurazeo SE	39,020	1,865,967
Eurofins Scientific SE	11,980	6,626,454
Getlink SE	449,805	5,729,768
Hermes International	32,357	23,667,244
Iliad SA	14,996	2,233,816
Ingenico Group SA	61,860	7,771,527
Ipsen SA	38,538	2,859,773
JCDecaux SA	86,983	1,802,555
Kering SA	77,293	38,960,077
Legrand SA	273,034	18,397,808
L’Oreal SA	256,087	74,414,541
LVMH Moet Hennessy Louis Vuitton SE	283,415	109,409,082
Pernod Ricard SA	216,058	32,917,778
Peugeot SA	300,625	4,305,264
Remy Cointreau SA	23,133	2,579,365
Safran SA	335,044	30,906,520
Sartorius Stedim Biotech	28,229	6,771,309

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SCOR SE	50,420	$1,419,283
SEB SA	23,377	2,811,410
Sodexo SA	90,448	7,182,407
STMicroelectronics NV	698,130	18,130,128
Teleperformance	59,930	13,423,650
Thales SA	108,932	8,249,315
Ubisoft Entertainment SA(b)	93,514	6,956,765
Valeo SA	246,441	5,714,350
Vivendi SA	846,770	18,275,738
Wendel SE	26,938	2,301,405
Worldline SA(b)(c)	129,827	8,813,525

		726,473,493

Germany — 7.0%
adidas AG	183,727	42,098,604
Allianz SE, Registered	148,922	27,546,734
Aroundtown SA	1,259,455	6,773,251
Beiersdorf AG	103,027	10,785,769
Brenntag AG	78,987	3,563,530
Carl Zeiss Meditec AG, Bearer	41,148	4,053,992
Delivery Hero SE(b)(c)	75,265	6,347,706
Deutsche Bank AG, Registered(d)	1,003,760	7,451,856
Deutsche Boerse AG	194,152	30,143,797
Deutsche Post AG, Registered	1,006,558	29,932,409
Deutsche Wohnen SE	128,720	5,216,519
Fresenius Medical Care AG & Co. KGaA	217,822	17,096,672
GEA Group AG	155,438	3,571,871
Henkel AG & Co. KGaA	106,260	8,275,085
HOCHTIEF AG	25,200	1,980,412
Infineon Technologies AG	1,271,047	23,597,410
Knorr-Bremse AG	49,379	4,589,637
LANXESS AG	84,958	4,183,730
Merck KGaA	132,252	15,369,179
MTU Aero Engines AG	53,538	7,288,972
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	73,835	16,238,990
Puma SE	84,770	5,327,651
QIAGEN NV(b)	231,992	9,655,830
RWE AG	596,684	17,149,097
SAP SE	1,002,183	119,582,445
Siemens Healthineers AG(c)	153,359	6,752,558
Symrise AG	131,436	13,290,556
thyssenkrupp AG(b)(d)	413,684	2,754,897
United Internet AG, Registered(e)	104,115	3,586,468
Wirecard AG(d)	119,938	11,875,674
Zalando SE(b)(c)	144,188	7,026,265

		473,107,566

Hong Kong — 3.5%
AIA Group Ltd.	12,323,600	111,653,881
ASM Pacific Technology Ltd.	310,300	3,079,027
Bank of East Asia Ltd. (The)(d)	1,257,200	2,602,625
BeiGene Ltd., ADR(b)(d)	25,586	3,910,308
Budweiser Brewing Co. APAC Ltd.(b)(c)(d)	1,349,300	3,593,555
Dairy Farm International Holdings Ltd.	206,800	990,572
Galaxy Entertainment Group Ltd.	2,211,000	14,046,087
Hong Kong & China Gas Co. Ltd.	6,692,310	11,680,050
Hong Kong Exchanges & Clearing Ltd.	1,210,000	38,396,474
Kerry Properties Ltd.	221,500	594,099
Link REIT	2,147,100	18,817,718
Melco Resorts & Entertainment Ltd., ADR	225,776	3,571,776

Security	Shares	Value

Hong Kong (continued)
NWS Holdings Ltd.	511,000	$519,922
Techtronic Industries Co. Ltd.	1,388,000	10,320,834
Vitasoy International Holdings Ltd.(d)	712,000	2,501,437
WH Group Ltd.(c)	9,738,000	9,172,269
Wynn Macau Ltd.	1,008,800	1,727,625

		237,178,259

Ireland — 0.8%
CRH PLC	806,375	24,332,778
Kerry Group PLC, Class A	162,610	18,647,772
Kingspan Group PLC	157,367	8,014,928

		50,995,478

Israel — 0.6%
Check Point Software Technologies Ltd.(b)	123,028	13,008,981
CyberArk Software Ltd.(b)(d)	38,554	3,807,593
Elbit Systems Ltd.	24,756	3,384,345
Israel Discount Bank Ltd., Class A	1,218,234	3,990,700
Nice Ltd.(b)	63,464	10,610,550
Wix.com Ltd.(b)(d)	49,822	6,517,216

		41,319,385

Italy — 0.8%
Davide Campari-Milano SpA	654,972	5,071,952
Ferrari NV	125,921	19,777,908
FinecoBank Banca Fineco SpA	450,747	5,006,150
Leonardo SpA	160,171	1,104,190
Moncler SpA	196,574	7,385,046
Poste Italiane SpA(c)	236,811	2,010,706
Prysmian SpA	272,762	5,129,644
Recordati SpA	117,520	5,106,308

		50,591,904

Japan — 25.0%
ABC-Mart Inc.	32,100	1,654,005
Acom Co. Ltd.	418,200	1,712,925
Advantest Corp.	203,900	10,048,656
Aeon Co. Ltd.	665,000	13,503,974
Aeon Mall Co. Ltd.	67,610	863,658
Air Water Inc.	180,600	2,459,004
Ajinomoto Co. Inc.	451,400	8,087,926
Alfresa Holdings Corp.	190,800	3,850,436
ANA Holdings Inc.(b)	116,400	2,504,665
Asahi Group Holdings Ltd.	370,300	12,951,064
Asahi Intecc Co. Ltd.	199,000	5,327,881
Astellas Pharma Inc.	1,924,700	32,154,828
Bandai Namco Holdings Inc.	203,800	10,350,566
Benesse Holdings Inc.	72,000	2,067,050
Calbee Inc.	80,300	2,451,765
Casio Computer Co. Ltd.	68,100	1,088,989
Chugai Pharmaceutical Co. Ltd.	227,900	27,300,687
Coca-Cola Bottlers Japan Holdings Inc.	125,400	2,280,853
CyberAgent Inc.	100,900	4,283,780
Daifuku Co. Ltd.	102,700	7,231,786
Daiichi Sankyo Co. Ltd.	578,100	39,907,740
Daikin Industries Ltd.	254,300	33,305,012
Daito Trust Construction Co. Ltd.	73,500	7,089,844
Disco Corp.	27,700	6,307,523
East Japan Railway Co.	308,500	22,713,055
Eisai Co. Ltd.	257,900	18,160,443
FamilyMart Co. Ltd.	252,200	4,323,024
FANUC Corp.	69,000	11,504,839
Fast Retailing Co. Ltd.	59,400	28,607,098

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Electric Co. Ltd.	126,600	$3,071,028
FUJIFILM Holdings Corp.	367,100	17,641,810
GMO Payment Gateway Inc.(d)	40,500	3,654,790
Hakuhodo DY Holdings Inc.	231,200	2,598,797
Hamamatsu Photonics KK	143,800	6,360,630
Hankyu Hanshin Holdings Inc.	114,200	3,951,372
Hikari Tsushin Inc.	21,200	4,161,294
Hirose Electric Co. Ltd.	11,500	1,276,523
Hisamitsu Pharmaceutical Co. Inc.	15,600	741,086
Hitachi Chemical Co. Ltd.	99,200	4,271,904
Hitachi Ltd.	641,700	19,448,728
Hoshizaki Corp.	53,700	4,137,916
Hoya Corp.	385,200	35,539,189
Hulic Co. Ltd.	310,100	3,108,685
IHI Corp.	71,400	902,056
ITOCHU Corp.	691,100	13,733,460
Itochu Techno-Solutions Corp.	94,500	2,916,258
Japan Airport Terminal Co. Ltd.	49,000	2,027,634
Japan Exchange Group Inc.	340,400	6,404,683
Japan Prime Realty Investment Corp.	256	715,799
Japan Real Estate Investment Corp.	458	2,501,258
JTEKT Corp.	70,600	525,530
Kakaku.com Inc.	136,300	2,804,133
Kansai Paint Co. Ltd.	179,100	3,451,864
Kao Corp.	491,800	38,245,746
Kawasaki Heavy Industries Ltd.	47,900	736,406
Keihan Holdings Co. Ltd.	96,600	4,376,743
Keikyu Corp.	223,300	3,700,263
Keio Corp.	104,211	5,944,612
Keisei Electric Railway Co. Ltd.	132,100	4,027,175
Keyence Corp.	185,948	67,416,692
Kikkoman Corp.	149,000	6,938,982
Kintetsu Group Holdings Co. Ltd.	176,100	8,497,461
Kirin Holdings Co. Ltd.	839,400	16,315,452
Kobayashi Pharmaceutical Co. Ltd.	49,300	4,582,616
Koito Manufacturing Co. Ltd.	103,900	3,973,919
Konami Holdings Corp.	92,400	2,942,180
Kose Corp.	33,300	4,191,500
Kubota Corp.	688,400	8,671,387
Kurita Water Industries Ltd.	99,800	2,827,830
Kyocera Corp.	328,200	17,736,642
Kyowa Kirin Co. Ltd.	83,700	1,970,885
Lawson Inc.	50,300	2,620,012
LINE Corp.(b)	58,900	2,902,726
Lion Corp.	225,900	4,755,234
M3 Inc.	449,500	16,351,569
Makita Corp.	112,700	3,709,768
Marui Group Co. Ltd.	69,000	1,143,386
McDonald’s Holdings Co. Japan Ltd.	67,200	3,318,053
MEIJI Holdings Co. Ltd.	117,300	8,194,052
Mercari Inc.(b)	74,800	1,897,717
MINEBEA MITSUMI Inc.	370,000	6,138,121
MISUMI Group Inc.	293,000	7,085,594
Mitsubishi Corp.	479,800	10,319,727
Mitsubishi Estate Co. Ltd.	1,201,600	19,804,741
Mitsubishi Materials Corp.	37,700	781,252
Mitsui Fudosan Co. Ltd.	903,600	16,883,086
Mitsui OSK Lines Ltd.	39,200	693,932
MonotaRO Co. Ltd.(d)	125,200	4,062,692
Murata Manufacturing Co. Ltd.	585,800	32,972,649

Security	Shares	Value

Japan (continued)
Nabtesco Corp.	113,100	$3,289,297
Nagoya Railroad Co. Ltd.	192,000	5,557,021
NEC Corp.	250,100	9,741,118
Nexon Co. Ltd.	509,300	8,306,160
NGK Insulators Ltd.	91,200	1,214,465
NH Foods Ltd.	26,500	955,323
Nidec Corp.	455,600	26,781,705
Nintendo Co. Ltd.	114,200	47,683,453
Nippon Building Fund Inc.	675	4,058,774
Nippon Express Co. Ltd.	77,900	3,853,659
Nippon Paint Holdings Co. Ltd.	148,700	8,635,405
Nippon Prologis REIT Inc.	1,006	2,780,882
Nippon Shinyaku Co. Ltd.	45,600	3,228,054
Nissan Chemical Corp.	124,900	4,835,517
Nisshin Seifun Group Inc.	95,500	1,502,137
Nissin Foods Holdings Co. Ltd.	64,700	5,348,558
Nitori Holdings Co. Ltd.	81,600	12,606,088
Nomura Research Institute Ltd.	348,870	8,593,291
NTT Data Corp.	652,700	6,744,597
Obic Co. Ltd.	66,300	10,056,446
Odakyu Electric Railway Co. Ltd.	299,900	6,655,096
Olympus Corp.	1,190,700	19,213,100
Omron Corp.	123,200	7,327,367
Ono Pharmaceutical Co. Ltd.	379,200	9,187,892
Oracle Corp. Japan	38,200	3,972,357
Oriental Land Co. Ltd.	203,900	26,084,556
Orix JREIT Inc.	915	1,109,791
Otsuka Corp.	103,900	4,707,491
Otsuka Holdings Co. Ltd.	201,500	8,017,791
Pan Pacific International Holdings Corp.	453,400	8,827,594
Park24 Co. Ltd.	115,300	1,863,173
PeptiDream Inc.(b)	96,100	3,639,641
Persol Holdings Co. Ltd.	183,300	2,161,512
Pigeon Corp.	117,600	4,217,478
Pola Orbis Holdings Inc.	94,200	1,689,583
Rakuten Inc.	880,100	7,538,894
Recruit Holdings Co. Ltd.	1,386,000	41,242,362
Renesas Electronics Corp.(b)	778,000	4,219,760
Rinnai Corp.	16,100	1,230,065
Rohm Co. Ltd.	59,400	3,810,577
Ryohin Keikaku Co. Ltd.	243,200	2,938,368
Santen Pharmaceutical Co. Ltd.	367,400	6,541,634
Secom Co. Ltd.	139,300	11,730,458
Sega Sammy Holdings Inc.	177,000	2,169,982
Seibu Holdings Inc.	201,500	2,440,197
Sekisui Chemical Co. Ltd.	363,700	4,659,550
Seven & i Holdings Co. Ltd.	768,400	25,530,698
Seven Bank Ltd.	874,600	2,388,210
SG Holdings Co. Ltd.	145,300	4,065,438
Sharp Corp.	209,800	2,352,365
Shimadzu Corp.	228,000	5,724,786
Shimano Inc.	75,100	11,124,365
Shimizu Corp.	206,100	1,611,255
Shin-Etsu Chemical Co. Ltd.	360,800	40,538,757
Shionogi & Co. Ltd.	275,000	15,247,347
Shiseido Co. Ltd.	407,900	24,328,669
SMC Corp.	58,300	26,714,359
Softbank Corp.	1,714,000	23,465,619
Sohgo Security Services Co. Ltd.	70,700	3,418,142
Sompo Holdings Inc.	225,200	7,370,833

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Corp.	844,200	$54,724,781
Sony Financial Holdings Inc.	52,300	1,010,444
Square Enix Holdings Co. Ltd.	93,900	3,868,046
Stanley Electric Co. Ltd.	133,500	3,089,844
Sumitomo Dainippon Pharma Co. Ltd.	159,200	2,230,155
Sumitomo Realty & Development Co. Ltd.	336,400	9,165,394
Sundrug Co. Ltd.	72,400	2,501,688
Suntory Beverage & Food Ltd.	140,800	5,339,169
Suzuken Co. Ltd.	46,400	1,805,059
Suzuki Motor Corp.	375,200	12,171,588
Sysmex Corp.	169,700	11,806,873
Taisei Corp.	69,800	2,209,501
Taiyo Nippon Sanso Corp.	132,500	2,084,117
TDK Corp.	132,400	11,613,709
Terumo Corp.	658,300	21,989,504
THK Co. Ltd.	39,900	972,734
Tobu Railway Co. Ltd.	195,100	6,686,693
Toho Co. Ltd.	113,500	3,757,329
Toho Gas Co. Ltd.	26,800	1,318,259
Tokio Marine Holdings Inc.	651,800	31,000,653
Tokyo Electron Ltd.	160,300	34,388,011
Tokyu Corp.	516,100	7,837,905
Toshiba Corp.	194,100	4,877,231
TOTO Ltd.	48,000	1,701,220
Toyo Suisan Kaisha Ltd.	45,200	2,181,063
Trend Micro Inc.	81,300	4,158,704
Tsuruha Holdings Inc.	36,800	4,948,651
Unicharm Corp.(d)	412,000	15,218,591
USS Co. Ltd.	222,500	3,558,003
Welcia Holdings Co. Ltd.	46,500	3,374,386
Yakult Honsha Co. Ltd.	121,900	7,147,454
Yamaha Corp.	146,100	5,984,177
Yamato Holdings Co. Ltd.	110,200	1,945,646
Yamazaki Baking Co. Ltd.	76,900	1,365,625
Yaskawa Electric Corp.	247,600	8,254,491
Yokogawa Electric Corp.	228,000	3,155,562
ZOZO Inc.	112,600	1,832,178

		1,684,893,805

Netherlands — 6.5%
Adyen NV(b)(c)	10,609	10,471,977
Akzo Nobel NV	207,600	15,734,990
Altice Europe NV(b)	327,063	1,302,174
ASML Holding NV	434,481	128,798,809
EXOR NV	63,605	3,475,664
Heineken Holding NV	117,765	9,171,046
Heineken NV	265,185	22,545,279
Just Eat Takeaway.com NV(b)(c)	116,871	11,907,377
Koninklijke DSM NV	185,529	22,708,705
Koninklijke KPN NV	3,652,909	8,450,177
Koninklijke Philips NV	921,171	40,070,785
Koninklijke Vopak NV	46,694	2,691,194
NXP Semiconductors NV	285,577	28,434,902
Prosus NV(b)	495,882	37,574,389
Unilever NV	1,498,667	74,819,102
Wolters Kluwer NV	277,502	20,400,983

		438,557,553

New Zealand — 0.3%
a2 Milk Co. Ltd.(b)	751,650	9,103,029
Auckland International Airport Ltd.	341,559	1,283,314

Security	Shares	Value

New Zealand (continued)
Fisher & Paykel Healthcare Corp. Ltd.	586,839	$9,916,558
Ryman Healthcare Ltd.	408,986	3,055,642

		23,358,543

Norway — 0.4%
Aker BP ASA	110,453	1,838,443
Gjensidige Forsikring ASA	132,910	2,353,989
Mowi ASA	248,964	4,275,451
Norsk Hydro ASA	893,766	2,288,736
Orkla ASA	767,919	6,968,683
Schibsted ASA, Class B	101,035	1,968,391
Telenor ASA	258,095	3,971,353
Yara International ASA	180,966	6,185,343

		29,850,389

Portugal — 0.2%
EDP — Energias de Portugal SA	915,968	3,862,549
Galp Energia SGPS SA	512,468	5,902,134
Jeronimo Martins SGPS SA	257,296	4,344,198

		14,108,881

Singapore — 1.1%
Ascendas REIT	1,277,100	2,694,457
CapitaLand Commercial Trust	1,403,500	1,605,196
CapitaLand Ltd.	2,851,200	6,096,549
CapitaLand Mall Trust	2,077,100	2,788,747
City Developments Ltd.	551,500	3,118,520
ComfortDelGro Corp. Ltd.	2,652,100	3,108,592
DBS Group Holdings Ltd.	640,700	9,084,586
Genting Singapore Ltd.	7,099,500	3,959,017
Jardine Cycle & Carriage Ltd.	133,000	1,900,000
Mapletree Commercial Trust	1,817,500	2,530,582
SATS Ltd.	908,700	2,117,309
Sembcorp Industries Ltd.(d)	778,600	896,023
Singapore Airlines Ltd.(d)	661,900	2,872,920
Singapore Exchange Ltd.	457,600	3,136,918
Singapore Technologies Engineering Ltd.	1,796,900	4,378,324
United Overseas Bank Ltd.	767,400	11,088,240
UOL Group Ltd.	575,100	2,790,320
Venture Corp. Ltd.	324,300	3,651,456
Wilmar International Ltd.	2,156,300	5,468,488

		73,286,244

Spain — 1.5%
Aena SME SA(c)	68,956	8,723,426
Amadeus IT Group SA	438,782	21,107,858
Cellnex Telecom SA(c)	255,779	13,391,395
Ferrovial SA	499,501	12,473,957
Grifols SA	304,976	10,375,287
Industria de Diseno Textil SA	1,115,311	28,402,199
Siemens Gamesa Renewable Energy SA	243,768	3,623,177

		98,097,299

Sweden — 3.2%
Alfa Laval AB(b)	321,665	6,043,239
Assa Abloy AB, Class B	1,024,835	18,472,254
Atlas Copco AB, Class A	685,857	23,825,792
Atlas Copco AB, Class B	399,769	12,495,851
Electrolux AB, Series B	230,601	3,183,773
Epiroc AB, Class A	673,863	6,769,539
Epiroc AB, Class B	399,533	3,960,478
Essity AB, Class B(b)	618,753	20,113,654
Hennes & Mauritz AB, Class B	287,437	4,008,203
Hexagon AB, Class B	268,327	13,381,735

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Husqvarna AB, Class B	427,268	$2,587,965
ICA Gruppen AB	92,493	4,036,010
Investor AB, Class B	162,926	8,193,674
L E Lundbergforetagen AB, Class B	38,801	1,637,498
Lundin Energy AB	189,967	4,934,334
Sandvik AB(b)	1,156,331	17,912,286
Securitas AB, Class B	320,149	3,784,217
Swedish Match AB	173,473	10,755,923
Tele2 AB, Class B	510,627	6,618,619
Telefonaktiebolaget LM Ericsson, Class B	3,135,029	27,314,990
Volvo AB, Class B	985,237	12,725,003

		212,755,037

Switzerland — 14.2%
Alcon Inc.(b)	421,743	22,259,326
Barry Callebaut AG, Registered	3,084	6,045,618
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,092	8,514,013
Chocoladefabriken Lindt & Spruengli AG, Registered	103	8,622,908
Cie. Financiere Richemont SA, Registered	531,138	30,168,352
Coca-Cola HBC AG	200,459	5,094,909
Credit Suisse Group AG, Registered	906,447	8,195,261
EMS-Chemie Holding AG, Registered	5,376	3,484,109
Geberit AG, Registered	37,884	17,000,011
Givaudan SA, Registered	9,390	31,454,044
Julius Baer Group Ltd.	228,832	8,971,666
Kuehne + Nagel International AG, Registered	27,565	3,942,753
LafargeHolcim Ltd., Registered	177,378	7,358,665
Lonza Group AG, Registered	75,985	33,176,272
Nestle SA, Registered	3,035,701	320,507,623
Novartis AG, Registered	1,096,407	93,447,070
Partners Group Holding AG	19,195	15,110,979
Roche Holding AG, NVS	716,730	249,108,510
Schindler Holding AG, Participation Certificates, NVS	41,612	9,248,069
Schindler Holding AG, Registered	20,529	4,402,946
SGS SA, Registered	6,180	13,990,882
Sika AG, Registered	129,467	21,422,452
Sonova Holding AG, Registered	55,965	10,106,926
Straumann Holding AG, Registered	10,628	8,065,013
Temenos AG, Registered	66,747	8,686,135
Vifor Pharma AG	46,676	7,014,820

		955,399,332

United Kingdom — 10.8%
Ashtead Group PLC	465,775	12,778,246
Associated British Foods PLC	364,208	8,694,031
AstraZeneca PLC	1,337,765	140,424,651
Auto Trader Group PLC(c)	987,200	5,711,757
AVEVA Group PLC	66,033	2,973,480
Berkeley Group Holdings PLC	123,066	6,493,245
Bunzl PLC	345,188	7,521,588
Burberry Group PLC	420,701	7,376,055
Coca-Cola European Partners PLC	233,326	9,249,043
Compass Group PLC	1,614,227	27,202,378
Croda International PLC	133,485	8,219,891
DCC PLC	100,554	7,176,259
Diageo PLC	2,391,318	82,947,984
Evraz PLC	181,808	608,166
Experian PLC	925,984	27,751,453
Ferguson PLC	231,361	16,739,216
G4S PLC	1,031,219	1,420,396

Security	Shares		Value

United Kingdom (continued)
Halma PLC	388,983		$10,254,458
Hargreaves Lansdown PLC	345,287		6,273,780
InterContinental Hotels Group PLC	176,761		8,044,310
Intertek Group PLC	165,018		9,886,914
JD Sports Fashion PLC	447,774		2,990,051
London Stock Exchange Group PLC	321,646		30,249,616
Melrose Industries PLC	4,967,686		6,252,208
Mondi PLC	173,695		3,089,173
Next PLC	136,211		8,119,732
NMC Health PLC(a)(b)	50,450		1
Ocado Group PLC(b)(d)	469,819		9,508,371
Reckitt Benckiser Group PLC	723,621		60,514,647
RELX PLC	1,976,347		44,784,345
Rentokil Initial PLC	1,890,966		11,312,866
Rolls-Royce Holdings PLC	1,782,750		7,420,620
RSA Insurance Group PLC	685,567		3,123,442
Sage Group PLC (The)	1,113,017		8,984,990
Segro PLC	1,120,726		11,727,461
Smith & Nephew PLC	894,343		17,575,487
Smiths Group PLC	263,231		4,118,790
Spirax-Sarco Engineering PLC	75,334		8,293,571
St. James’s Place PLC	555,317		5,963,626
Unilever PLC	1,129,722		58,452,495
Vodafone Group PLC	13,671,824		19,338,502

			729,567,295

United States — 0.0%
International Flavors & Fragrances Inc.	0	(f)	12

Total Common Stocks — 99.1% (Cost: $6,284,467,814)			6,675,075,438

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	35,488		1,378,330
Henkel AG & Co. KGaA, Preference Shares, NVS	91,085		8,084,987
Sartorius AG, Preference Shares, NVS	36,368		10,229,337

			19,692,654

Total Preferred Stocks — 0.3% (Cost: $17,780,774)			19,692,654

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	33,933,425		33,970,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	1,548,000		1,548,000

			35,518,752

Total Short-Term Investments — 0.5% (Cost: $35,481,611)			35,518,752

Total Investments in Securities — 99.9% (Cost: $6,337,730,199)			6,730,286,844

Other Assets, Less Liabilities — 0.1%			5,284,389

Net Assets — 100.0%			$6,735,571,233

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Growth ETF

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,018,246	10,915,179	33,933,425	$33,970,752	$420,853	(b)	$(33,802)	$30,920
BlackRock Cash Funds: Treasury, SL Agency Shares	1,176,000	372,000	1,548,000	1,548,000	17,530		—	—

				$35,518,752	$438,383		$(33,802)	$30,920

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	621	06/19/20	$19,637	$685,208
FTSE 100 Index	136	06/19/20	10,095	297,203
TOPIX Index	106	06/11/20	14,413	676,602

				$1,659,013

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,425,576,431	$235,332,057	$14,166,950	$6,675,075,438
Preferred Stocks	19,692,654	—	—	19,692,654
Money Market Funds	35,518,752	—	—	35,518,752

	$6,480,787,837	$235,332,057	$14,166,950	$6,730,286,844

Derivative financial instruments(a)
Assets
Futures Contracts	$1,659,013	$—	$—	$1,659,013

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares